Stock-Based Compensation - Stock Option Plan - Summary of Restricted Stock Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Granted (in dollars per share)	$ 8.29	$ 16.35	$ 13.59
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	1,640,275	373,500	435,525
Vested (in shares)	(244,038)	(235,307)	(130,562)
Forfeited (in shares)	(192,731)	(172,468)	(81,905)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding, beginning balance (in dollars per share)	$ 24.61	$ 20.86	$ 20.02
Granted (in dollars per share)	12.78	28.37	22.08
Vested (in dollars per share)	23.80	20.25	23.25
Forfeited (in dollars per share)	21.47	24.83	19.32
Outstanding, ending balance (in dollars per share)	$ 14.32	$ 24.61	$ 20.86
Unvested restricted stock awards | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)	605,012	639,287	416,229
Outstanding, ending balance (in shares)	1,808,518	605,012	639,287